Consolidated Statements of Cash Flows (USD $)	3 Months Ended		36 Months Ended	12 Months Ended		33 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Dec. 31, 2013 Restated	Dec. 31, 2012 Restated	Dec. 31, 2013 Restated
Operating Activities:
Net loss	$ (15,093,726)	$ (509,054)	$ (23,951,892)	$ (3,037,594)	$ (696,357)	$ (8,858,166)
Adjustments to reconcile net loss to net cash used by operating activities:
Stock issued to founder	302,250	296,985	3,926,641			22,000
Stock issued for consulting services				373,679	1,627,910	3,602,391
Gain on settlement of debt		(19,475)	(275,496)	(19,475)	(256,021)	(275,496)
Warrants issued for loan penalty			197,413		197,413	197,413
Warrants issued for services	6,077,735		6,548,182	470,447		470,447
Warrants issued for interest			565,403	174,977	282,006	565,403
Director stock compensation from shareholder					(2,650,000)
Amortization of financing cost			622,522		622,522	622,522
Impairment of intangible asset and deposit			175,000			175,000
Equity-based compensation	7,950,000		7,950,000
Changes in operating assets and liabilities:
Increase in accrued interest					6,021	6,021
Prepaid expenses	(14,107)		(14,107)
Increase in accrued payroll and related costs	24,533		40,982	10,428		10,428
Increase in accounts payable related party	100,570	64,922	373,134	220,259	52,305	272,564
Increase in accounts payable	(106,555)	4,972	208,310	79,222	143,579	314,865
Net cash used by operating activities	(759,300)	(161,650)	(3,633,908)	(1,728,057)	(670,622)	(2,874,608)
Investing Activities:
Increase of intangible assets	(15,236)	(14,382)	(113,933)	(25,115)	(29,018)	(98,697)
Cash acquired through reverse merger			37			37
Net cash used by investing activities	(15,236)	(14,382)	(113,896)	(25,115)	(29,018)	(98,660)
Financing Activities:
Proceeds from sale of common stock	2,816,652		4,918,852	2,047,200	5,000	2,102,200
Proceeds from sale of preferred stock			500,000		500,000	500,000
Proceeds from loans payable
Proceeds from notes payable			439,722		439,722	439,722
Payment on notes payable			(189,722)		(189,722)	(189,722)
Proceeds from notes payable - related party		900	611,507	900	62,200	611,507
Payments on notes payable - related party		(12,100)	(13,300)	(12,100)	(1,200)	(13,300)
Bank overdraft			410			410
Net cash provided by financing activities	2,816,652	(11,200)	6,267,469	2,036,000	816,000	3,450,817
Net increase in cash	2,042,116	(187,232)	2,519,665	282,828	116,360	477,549
Cash, beginning of period	477,549	194,721		194,721	78,361
Cash, end of period	2,519,665	7,489	2,519,665	477,549	194,721	477,549
Supplemental Information
Interest paid with cash	7,848		9,185		1,327	1,327
Supplemental Schedule of non-cash activities
Shares issued to settle accounts payable				(25,974)		(25,974)
Shares held in escrow				(31,028)		(31,028)
Accrued interest forgiven					6,021	6,021
Related party accrued salary forgiven					70,000	70,000
Related party notes payable forgiven					911,894	911,894
Shares issued for services					446,427	1,358,016
Warrants issued for services				245,376		245,376
Common stock receivable					(8,000,000)
Assumed as part of reverse merger Intangible assets						75,000
Deposit						100,000
Prepaid asset						375,002
Accounts payable						(11,637)
Notes payable - related party						(336,187)
Shares issued for prepaid services					$ 1,090,000	$ 1,090,000